Financial income and financial expense - Disclosure of Detailed Information about Financial Income (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Interest income on financial assets held at amortized costs	SFr 4,279	SFr 1,142	SFr 99
Net foreign exchange gain	0	717	92
Finance income	SFr 4,279	SFr 1,859	SFr 191